INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Inventory, Net [Abstract]
Schedule of Inventories	As of June 30, 2025 and December 31, 2024, inventories consisted of the following:
	June 30,	December 31,
	2025	2024
Finished goods	$9,440,200	$27,172,200

Inventories, primarily consisted of cryptocurrency mining machines and standardized computing equipment, which are finished goods from manufactures. As of December 31, 2024 and 2023, inventories consisted of the following:

	December 31,	December 31,
	2024	2023
Finished goods	$27,172,200	$-